Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred loan origination costs and fees [Abstract]
Beginning balance	₩ 395,394	₩ 357,617
Loan originations	178,890	192,116
Amortization	(141,669)	(154,339)
Ending balance	₩ 432,615	₩ 395,394